S000042770 [Member] Expense Example - Meridian Small Cap Growth Fund	Jun. 30, 2026 USD ($)
Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 128
Expense Example, with Redemption, 3 Years	417
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,606
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	720
Expense Example, with Redemption, 3 Years	1,047
Expense Example, with Redemption, 5 Years	1,397
Expense Example, with Redemption, 10 Years	2,380
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	329
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	1,240
Expense Example, with Redemption, 10 Years	$ 2,402